BANK BORROWINGS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

	2023	2022
	USD	USD

(a) Bank borrowings (Note (i))
Bank overdrafts - variable rate	1,779,659	880,765
Bank borrowings - fixed rate	8,481,756	11,560,237
Bank borrowings - variable rate	2,557,815	395,592
	12,819,230	12,836,594

Secured bank borrowings (Note (ii))	11,708,392	11,437,433
Unsecured bank borrowings	1,110,838	1,399,161
Total	12,819,230	12,836,594

The carrying amounts of the above borrowings are repayable:
Within one year	12,285,470	12,000,062
Within a period of more than one year but not exceeding two years	486,964	572,566
Within a period of more than two years but not exceeding five years	46,796	263,966
Total	12,819,230	12,836,594

Less: Amounts due within one year shown under current liabilities:	(12,285,470)	(12,000,062)
Amounts shown under non-current liabilities:	533,760	836,532

(b) Other borrowings (Note (iii))
Unsecured other borrowings – a related party - fixed rate (Note 24)	536,530	-
Unsecured other borrowing - fixed rate	127,949	-
Total	664,479	-

Note:

(i)	Bank borrowings carry a weighted average effective interest rate at 6% (2022: 5%).
(ii)	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our shareholders.
(iii)	Included in other borrowings, an aggregate loan balance from a related party of USD536,530 (2022: Nil) was unsecured, interest-free or interest bearing at 7.5% p.a. A principal amount of USD127,949 (2022: Nil) was unsecured and interest bearing at 6% p.a. All these balances were repayable within one year after the end of the reporting period.